Interest expense (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	1,594	4,326
Interest on long term debt	12,133	21,973
Other interest expense (income)	102	(276)
Total interest expense, net	12,235	21,697
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	3,103	2,716
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,268	2,424
Corporate debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	6,168	12,507